As filed with the Securities and Exchange Commission on July 15, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: December 23, 2010 – May 31, 2011

ITEM 1. REPORT TO STOCKHOLDERS.

UCM FUNDS

UCM SHORT DURATION FUND
Investor Shares (UCMRX)
Institutional Shares (UCMIX)

Semi-Annual Report
May 31, 2011
(Unaudited)

Adviser:
UCM Partners, L.P.
52 Vanderbilt Avenue, Suite 401
New York, NY 10017

UCM SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2011

Principal	Security Description	Rate	Maturity	Value

Asset Backed Obligations - 28.9%
$100,730	Aames Mortgage Trust, Series 2002-2 A2 (a)	4.50%	03/25/33	$95,144
33,534	Ameriquest Mortgage Securities, Inc., Series 2004-R11 A2 (b)	0.56	11/25/34	31,989
12,688	Amortizing Residential Collateral Trust, Series 2002-BC4 A (b)	0.77	07/25/32	11,402
176,086	Amortizing Residential Collateral Trust, Series 2002-BC8 A3 (b)	1.19	11/25/32	155,990
13,190	Banc of America Commercial Mortgage, Inc., Series 2005-4 A2	4.76	07/10/45	13,183
22,000	Banc of America Commercial Mortgage, Inc., Series 2007-3 A3 (b)	5.62	06/10/49	23,277
11,359	Bear Stearns Asset Backed Securities Trust, Series 2002-2 A1 (b)	0.85	10/25/32	10,080
205,899	Bear Stearns Commercial Mortgage Securities, Series 2006-PW14 A1	5.04	12/11/38	207,195
46,401	Centex Home Equity, Series 2003-A AF4 (a)	4.25	12/25/31	45,279
34,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4 ASB	5.28	12/11/49	35,913
1,651	Commercial Mortgage Asset Trust, Series 1999-C1 A3	6.64	01/17/32	1,651
397,535	Countrywide Asset-Backed Certificates, Series 2004-10 MV1 (b)	0.81	01/25/35	391,701
57,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5 A4	4.83	11/15/37	61,059
20,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1 A4 (b)	5.01	02/15/38	21,605
Principal	Security Description	Rate	Maturity	Value
$122,103	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6 A2FL (b)	0.32%	12/15/40	$119,803
61,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C2 A2 (b)	5.66	03/15/39	63,391
48,295	Credit Suisse Mortgage Capital Certificates, Series 2007-C4 A2 (b)	5.80	09/15/39	49,276
14,005	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15 A3 (b)	0.24	11/25/36	13,920
6,542	Greenwich Capital Commercial Funding Corp., Series 2002-C1 A3	4.50	01/11/17	6,598
19,339	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3 A3	4.96	08/15/42	20,028
6,763	LB-UBS Commercial Mortgage Trust, Series 2003-C8 A3	4.83	11/15/27	6,901
303,000	Morgan Stanley Reremic Trust, Series 2011-KEYA 1A (c)(d)	4.25	12/19/40	298,502
27,117	Saxon Asset Securities Trust, Series 2004-1 A (b)	0.73	03/25/35	19,359
333,986	Structured Asset Investment Loan Trust, Series 2003-BC2 A3 (b)	0.89	04/25/33	281,824
28,859	Structured Asset Securities Corp., Series 2002-HF1 A (b)	0.48	01/25/33	26,100
10,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21 A4 (b)	5.20	10/15/44	10,984
59,798	WaMu Mortgage Pass Through Certificates, Series 2001-7 A (b)	1.50	05/25/41	55,055

See Notes to Financial Statements.	1

UCM SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2011

Principal	Security Description	Rate	Maturity	Value
$47,103	WaMu Mortgage Pass Through Certificates, Series 2002-AR2 A (b)	2.70%	02/27/34	$47,690
234,619	Wells Fargo Home Equity Trust, Series 2004-2 A21B (b)	0.61	05/25/34	200,789
1,020	Wells Fargo Home Equity Trust, Series 2005-2 AI1A (b)	0.42	08/25/35	1,019
Total Asset Backed Obligations (Cost $2,290,273)	2,326,707
Corporate Non-Convertible Bonds - 0.2%
9,000	Devon Financing Corp. ULC	6.88	09/30/11	9,190
4,000	Norfolk Southern Corp.	5.26	09/17/14	4,459
Total Corporate Non-Convertible Bonds (Cost $13,532)	13,649
Municipal Bonds - 1.7%
Florida - 0.1%
10,000	Lee Memorial Health System	7.28	04/01/27	11,107

South Carolina - 0.4%
30,000	South Carolina State Housing Finance & Development Authority	5.50	07/01/26	30,025

Wisconsin - 1.2%
100,000	Wisconsin Housing & Economic Development Authority	3.45	04/01/20	99,095

Total Municipal Bonds (Cost $139,142)	140,227

U.S. Government & Agency Obligations - 67.7%
Agency - 13.2%
500,000	FHLMC	1.75	06/15/12	507,810
10,000	FHLMC	5.13	07/15/12	10,555
75,000	FHLMC	2.50	04/23/14	78,395
250,000	FNMA	0.50	10/30/12	250,604
100,000	FNMA	3.63	02/12/13	105,329
110,000	FNMA	2.50	05/15/14	114,899
				1,067,592

Interest Only Bonds - 0.2%
18,132	United States Small Business Administration, Series 2002-P10B 1	5.20	08/10/12	18,884

Principal	Security Description	Rate	Maturity	Value
Mortgage Securities - 26.0%
$48,525	FHLMC, Series 129, Class H (d)	8.85%	03/15/21	$50,344
98,265	FHLMC, Series 3823, Class GA	3.50	01/15/26	101,638
148,583	FHLMC, Series 3834, Class GA	3.50	03/15/26	154,308
267,690	FNMA, Series 2010-137, Class MC	3.00	10/25/38	272,643
463,014	FNMA, Series 2010-34, Class JD	3.00	09/25/37	469,577
4,787	GNMA, Series 2003-88 B	4.25	01/16/30	4,958
146,808	GNMA, Series 2004-108, Class AB (b)	4.40	12/16/32	156,052
13,829	GNMA, Series 2004-12 BA	4.81	08/16/32	14,450
23,630	GNMA, Series 2006-32 A	5.08	01/16/30	24,749
64,917	GNMA, Series 2007-46, Class B	4.42	05/16/34	66,604
124,737	GNMA, Series 2008-55, Class WT (b)	5.53	06/20/37	131,072
103,470	GNMA, Series 2010-14, Class QP	6.00	12/20/39	112,829
48,078	GNMA, Series 2010-142 AJ	3.00	09/20/39	49,374
470,782	GNMA, Series 2010-144, Class DK	3.50	09/16/39	483,220
				2,091,818

U.S. Treasury Securities - 28.3%
28,000	U.S. Treasury Note	5.00	08/15/11	28,288
550,000	U.S. Treasury Note	0.38	10/31/12	550,687
450,000	U.S. Treasury Note	2.00	11/30/13	465,363
450,000	U.S. Treasury Note	2.13	11/30/14	467,438
68,000	U.S. Treasury Note	4.00	02/15/15	75,241
45,000	U.S. Treasury Note	4.13	05/15/15	50,101
125,000	U.S. Treasury Note	4.25	08/15/15	140,098
500,000	U.S. Treasury Note	1.38	11/30/15	498,203

				2,275,419
Total U.S. Government & Agency Obligations (Cost $5,384,091)				5,453,713

Total Investments - 98.5%(Cost $7,827,038)*	$7,934,296
Other Assets & Liabilities, Net - 1.5%	116,864
Net Assets - 100.0%	$8,051,160

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ULC	Unlimited Liability Corporation

(a)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of May 31, 2011.
(b)	Variable rate security. Rate presented is as of May 31, 2011.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. At the period end, the value of these securities amounted to $298,502 or 3.7% of net assets.
(d)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $348,847 or 4.3% of net assets.

See Notes to Financial Statements.	2

UCM SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2011

*	Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$119,456
Gross Unrealized Depreciation	(12,198)
Net Unrealized Appreciation	$107,258

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to Note 2 - Security Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2011.

Level 1	Level 2	Level 3	Total

Investments at Value
Asset Backed Obligations	$-	$2,028,205	$298,502	$2,326,707
Corporate Non-Convertible Bonds	-	13,649	-	13,649
Municipal Bonds	-	140,227	-	140,227
U.S. Government & Agency Obligations	-	5,403,368	50,345	5,453,713
Total Investments at Value	$-	$7,585,449	$348,847	$7,934,296

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

	Asset Backed Obligations	U.S. Government & Agency Obligations

Balance as of 12/23/10	$-	$-
Transfers In	298,502	50,345
Balance as of 05/31/11	$298,502	$50,345
Net change in unrealized appreciation / (depreciation) from investments held as of 05/31/11 **	$(13)	$35

** The change in unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/(depreciation) of investments in the accompanying Statement of Operations.

AFA
PORTFOLIO HOLDINGS
% of Total Investments
Asset Backed Obligations	29.3%
Corporate Non-Convertible Bonds	0.2%
Municipal Bonds	1.8%
U.S. Government & Agency Obligations	68.7%
100.0%

See Notes to Financial Statements.	3

UCM SHORT DURATION FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2011

ASSETS
Total investments, at value (Cost $7,827,038)	$7,934,296
Cash	325,701
Receivables:
Interest	20,619
From investment adviser	17,482
Prepaid expenses	2,547
Deferred offering costs	26,027
Total Assets	8,326,672

LIABILITIES
Payables:
Investment securities purchased	254,301
Accrued Liabilities:
Fund service fees	10,041
Compliance services fees	2,083
Other expenses	9,087
Total Liabilities	275,512

NET ASSETS	$8,051,160

COMPONENTS OF NET ASSETS
Paid-in capital	$7,936,642
Distributions in excess of net investment income	(3,857)
Accumulated net realized gain	11,117
Net unrealized appreciation	107,258
NET ASSETS	$8,051,160

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares	10,824
Institutional Shares	777,844

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $110,436)	$10.20
Institutional Shares (based on net assets of $7,940,724)	$10.21

See Notes to Financial Statements.	4

UCM SHORT DURATION FUND
STATEMENT OF OPERATIONS
PERIOD ENDED MAY 31, 2011*

INVESTMENT INCOME
Interest income	$65,500
Total Investment Income	65,500

EXPENSES
Investment adviser fees	10,603
Fund service fees	68,388
Transfer Agent fees:
Investor Shares	101
Institutional Shares	742
Distribution fees:
Investor Shares	26
Custodian fees	1,527
Registration fees:
Investor Shares	37
Institutional Shares	644
Professional fees	13,256
Trustees' fees and expenses	83
Compliance services fees	10,753
Offering costs:
Investor Shares	69
Institutional Shares	11,835
Miscellaneous expenses	6,359
Total Expenses	124,423
Fees waived and expenses reimbursed	(106,221)
Net Expenses	18,202

NET INVESTMENT INCOME	47,298

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments	11,117
Net change in unrealized appreciation on investments	107,258
NET REALIZED AND UNREALIZED GAIN	118,375
INCREASE IN NET ASSETS FROM OPERATIONS	$165,673

* Commencement of operations was December 23, 2010.

See Notes to Financial Statements.	5

UCM SHORT DURATION FUND
STATEMENT OF CHANGES IN NET ASSETS

December 23, 2010* through May 31, 2011
OPERATIONS
Net investment income	$47,298
Net realized gain	11,117
Net change in unrealized appreciation	107,258
Increase in Net Assets Resulting from Operations	165,673

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Investor Shares	(150)
Institutional Shares	(51,005)
Total Distributions to Shareholders	(51,155)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares	135,010
Institutional Shares	8,175,487
Reinvestment of distributions:
Investor Shares	150
Institutional Shares	51,005
Redemption of shares:
Investor Shares	(25,000)
Institutional Shares	(400,010)
Increase in Net Assets from Capital Share Transactions	7,936,642
Increase in Net Assets	8,051,160

NET ASSETS
Beginning of Period	-
End of Period (Including line (a))	$8,051,160

SHARE TRANSACTIONS
Sale of shares:
Investor Shares	13,280
Institutional Shares	812,096
Reinvestment of distributions:
Investor Shares	14
Institutional Shares	5,023
Redemption of shares:
Investor Shares	(2,470)
Institutional Shares	(39,275)
Increase in Shares	788,668

(a) Distributions in excess of net investment income.	$(3,857)
* Commencement of operations.

See Notes to Financial Statements.	6

UCM SHORT DURATION FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.
	December 23, 2010 (a) Through May 31, 2011
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.06
Net realized and unrealized gain (loss)	0.20
Total from Investment Operations	0.26
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.06)
NET ASSET VALUE, End of Period	$10.20

TOTAL RETURN	2.64	% (c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$110
Ratios to Average Net Assets:
Net investment income	1.34	% (d)
Net expense	0.86	% (d)
Gross expense (e)	6.49	% (d)
PORTFOLIO TURNOVER RATE	33	% (c)

	December 23, 2010 (a) Through May 31, 2011
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.07
Net realized and unrealized gain (loss)	0.21
Total from Investment Operations	0.28
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.07)
NET ASSET VALUE, End of Period	$10.21

TOTAL RETURN	2.82	% (c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$7,941
Ratios to Average Net Assets:
Net investment income	1.57	% (d)
Net expense	0.60	% (d)
Gross expense (e)	4.12	% (d)
PORTFOLIO TURNOVER RATE	33	% (c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	7

UCM SHORT DURATION FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2011

Note 1. Organization

The UCM Short Duration Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Investor Shares and Institutional Shares. The Fund and each class commenced operations on December 23, 2010. The Fund’s investment objective is to provide a high level of current income that is consistent with preservation of capital.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale at the mean of the last bid and ask prices provided by independent pricing services. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Short-term investments that mature in sixty days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of May 31, 2011, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted in accordance with GAAP. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by the Fund is

8

UCM SHORT DURATION FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2011

included in the Schedule of Investments, if applicable.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared daily and paid monthly. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

As of May 31, 2011, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner. The Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Offering Costs – Offering costs for the Fund of $37,931 consist of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Fund.

Note 3. Advisory Fees, Servicing Fees and Other Transactions

Investment Adviser – UCM Partners, L.P. (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.35% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares.

Other Service Providers – Atlantic provides fund accounting, fund administration, and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $45,000 for service to the Trust ($66,000 for the Chairman).  In addition, the Chairman receives a monthly stipend of $500 to cover certain expenses incurred in connection with his duties to the Trust.  The Trustees and Chairman may receive additional fees for special Board meetings.  Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings.  The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations.  Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

9

UCM SHORT DURATION FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2011

Note 4. Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses through March 31, 2013, to limit annual operating expenses to 0.85% and 0.60% of Investor and Institutional Shares, respectively. Other fund service providers have voluntarily agreed to waive a portion of their fees. These voluntary waivers may be reduced or eliminated at any time. For the period ended May 31, 2011, fees waived and expenses reimbursed were as follows:

Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Fund Service Fees Waived	Total Fees Waived and Expenses Reimbursed
$29,500	$57,366	$19,355	$106,221

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments for the period ended May 31, 2011, were as follows:

Non-U.S. Government Obligations		U.S. Government Obligations
Purchases	Sales	Purchases	Sales
$3,921,430	$1,390,497	$5,977,930	$723,698

Note 6. Federal Income Tax and Investment Transactions

As of May 31, 2011, distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income	$16,586
Unrealized Appreciation	105,565
Total	$122,151

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to non-deductible offering costs.

Note 7. Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact ASU No. 2011-04 may have on financial statement disclosures.

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

10

UCM SHORT DURATION FUND
ADDITIONAL INFORMATION
MAY 31, 2011

Investment Advisory Agreement Approval

At the December 3, 2010 Board meeting, the Board, including the Independent Trustees, considered the initial approval of the investment advisory agreement pertaining to the Fund (the “Advisory Agreement”).  In evaluating the Advisory Agreement, the Board reviewed materials furnished by the Adviser and Atlantic, including information regarding the Adviser, its personnel, operations and financial condition.  Specifically, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided to the Fund by the Adviser, including information on the investment performance of the Adviser; (2) the costs of the services to be provided and profitability to the Adviser with respect to its relationship with the Fund; (3) the advisory fee and the total expense ratio of the Fund compare to relevant peer groups of funds; (4) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee would enable the Fund’s investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund.  In their deliberations, the Board did not identify any particular information that was all-important or controlling and attributed different weights to the various factors.  In particular, the Board focused on the factors discussed below.

Nature, Extent and Quality of Services
Based on a presentation from senior representatives of the Adviser and a discussion of the Adviser’s personnel, operations and financial condition, the Board considered the quality of services to be provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser who would have principal investment responsibility for the Fund’s investments as well as the investment philosophy and decision-making processes of those professionals and the capability and integrity of the Adviser’s senior management and staff. The Board considered the adequacy of the Adviser’s resources and quality of services to be provided by the Adviser under the Advisory Agreement between the Trust and the Adviser.  The Board also considered the quality of the Adviser’s services to be provided with respect to regulatory compliance and compliance with client investment policies and restrictions as well as the financial condition and operational stability of the Adviser. The Board noted the Adviser’s representation that the firm is financially stable and able to provide investment advisory services to the Fund.  Based on this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement were appropriate for the Fund in light of its investment objective and, thus, supported a decision to approve the Advisory Agreement.

Costs of Services and Profitability
The Board considered that profits to be realized by the Adviser will be a function of the future growth of assets in the Fund.   As a result, the Board concluded that the costs of the services to be provided and profits to be realized by the Adviser were not deemed a material factor in approving the Advisory Agreement.

Performance
Recognizing that the Fund is new and has no performance history, the Board did not consider the performance history of the Fund. Instead, the Board considered the performance history of UCM’s Short Duration Cash Composite (“UCM Composite”), which is a composite of seven similarly managed separate accounts, as compared to the Barclay’s 1-3 year Government Index (“Barclay’s Index”).  The Board noted that the performance of the UCM Composite was comparable to the performance of the Barclay’s Index.   Based on the foregoing, the Board concluded that the Adviser’s management of the Fund could benefit the Fund and its shareholders.

Compensation
The Board also considered the proposed advisory fee rate to be paid to the Adviser for providing advisory services to the Fund and analyzed comparative information regarding fee rates and total expenses and performance of similar mutual funds. The Board noted that the Adviser’s proposed advisory fee rate and the total expense ratio was higher than the median advisory fee rate and expense ratio of its Lipper Inc. peer group.  The Board considered that the Adviser has a contractual expense limitation agreement in place through March 31, 2013, to limit the total annual operating expenses of the Investor and Institutional Share Classes of the Fund to 0.85% and 0.60%, respectively, of average daily net assets. The Board recognized that it was difficult to compare expense ratios because of variations between the services to be provided by the Adviser and by advisers within the Fund’s Lipper Inc. peer group funds.  Based on the foregoing, the Board concluded that the Adviser’s advisory fee rate to be charged to the Fund was reasonable in light of the services to be provided to the Fund.

Economies of Scale
The Board considered whether the Fund would benefit from any economies of scale. The Board considered that the Fund had not yet commenced operations and concluded that it would not be necessary to consider the implementation of fee breakpoints at this

11

UCM SHORT DURATION FUND
ADDITIONAL INFORMATION
MAY 31, 2011

time. Based on the foregoing information, the Board concluded that economies of scale were not a material factor in approving the Advisory Agreement and that the Board will consider the extent to which economies of scale would be realized for the benefit of Fund shareholders at a later date, when the Fund has increased its assets.

Other Benefits
The Board noted the Adviser’s representation that it does not expect to benefit in a material way from its relationship with the Fund other than the benefit of increased exposure to the public and potentially providing additional investment options for its current clients.  Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor in approving the Advisory Agreement.

Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors.  The Board reviewed a memorandum from Trust counsel discussing the legal standards applicable to its consideration of the Advisory Agreement.  Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant in the exercise of its reasonable business judgment.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio, is available, without charge and upon request, by calling (877) 828-8210 and on the SEC’s website at www.sec.gov.  The Fund’s proxy voting record for the period of December 23, 2010 (the Fund’s commencement of operations) through June 30, 2011, will be available, without charge and upon request, by calling (877) 828-8210 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 23, 2010, through May 31, 2011.

Actual Expenses – The first line under each share class in the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.   The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing cost of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

12

UCM SHORT DURATION FUND
ADDITIONAL INFORMATION
MAY 31, 2011

Please note that expenses shown in the table are meant to highlight your ongoing costs only.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	December 23, 2010	May 31, 2011	Period**	Ratio**
Investor Shares
Actual	$1,000.00	$1,026.36	$3.75	0.85%
Hypothetical (5% return before taxes)	$1,000.00	$1,020.69	$4.28	0.85%
Institutional Shares
Actual	$1,000.00	$1,028.25	$2.65	0.60%
Hypothetical (5% return before taxes)	$1,000.00	$1,021.94	$3.02	0.60%

*  Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period (except for the Fund’s actual return information which reflects the 159-day period between December 23, 2010, the commencement of operations, through May 31, 2011).

13

UCM SHORT DURATION FUND
Investor Shares (UCMRX)
Institutional Shares (UCMIX)

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
(877) 828-8210

ADVISER
UCM Partners, L.P.
54 Vanderbilt Ave., Suite 401
New York, NY  10017

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME  04112

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME  04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

242-SAR-0511

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds

By           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date           July 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date           July 8, 2011

By           /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date           July 8, 2011